Schedule of Investments (unaudited) September 30, 2019	BlackRock Florida Municipal 2020 Term Trust (BFO) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 91.5%

Florida — 89.7%

Corporate — 6.6%
Citizens Property Insurance Corp., RB, Senior Secured, Series A-1, 5.00%, 06/01/20	$3,140	$3,213,131
County of Palm Beach Florida Solid Waste Authority, Refunding RB, 5.00%, 10/01/20	2,000	2,072,000

		5,285,131

County/City/Special District/School District — 12.2%
City of Jacksonville Florida, RB, Series B, 5.00%, 10/01/20	760	786,570
City of Jacksonville Florida, Refunding RB, Brooks Rehabilitation Project, 5.00%, 11/01/20	400	414,952
County of Broward Florida School Board, COP, Refunding, Series A, 5.00%, 07/01/20	2,000	2,054,120
Indian River County School Board, COP, Refunding, Series A, 5.00%, 07/01/20	1,000	1,026,620
Miami-Dade County School Board Foundation, Inc., COP, Refunding, Series A, 5.00%, 05/01/20	1,250	1,276,025
Palm Beach County School District, COP, Refunding Series B, 5.00%, 08/01/20	3,000	3,091,620
Stevens Plantation Florida Imports Project Dependent Special District, RB, 6.38%, 05/01/13(a)(b)(c)	2,425	1,206,437

		9,856,344

Education — 4.2%
City of Tampa Florida, Refunding RB, Florida Revenue The University of Tampa Project, 5.00%, 04/01/20	795	808,666
Florida Atlantic University Traffic and Parking Services Revenue, Refunding RB, Series A, 5.00%, 07/01/20	1,150	1,180,889
Florida State Higher Educational Facilities Financial Authority, Refunding RB, University of Tampa Project, Series A, 5.00%, 04/01/20	1,000	1,017,190
Volusia County School Board, COP, Refunding Series A (BAM), 5.00%, 08/01/20	350	360,237

		3,366,982

Health — 25.3%
County of Brevard Florida Health Facilities Authority, Refunding RB, 5.00%, 04/01/20	500	508,365

Security	Par (000)	Value

Health (continued)
County of Highlands Florida Health Facilities Authority, Refunding RB, Adventist Health:
Hospital, Series I, 5.00%, 11/15/20	$2,155	$2,164,094
VRDN, System, 1.47%, 11/15/33(d)	3,500	3,500,000
County of Orange Florida Health Facilities Authority, RB, VRDN, Series C-1, 1.47%, 01/01/39(d)	850	850,000
County of Palm Beach Florida Health Facilities Authority, Refunding RB:
Acts Retirement-Life Communities, Inc., 4.00%, 11/15/20	2,000	2,047,840
Acts Retirement-Life Communities, Inc., 5.00%, 11/15/22	3,735	4,033,315
Baptist Health South Florida Obligated Group, 5.00%, 08/15/20(e)	335	345,097
Bethesda Healthcare System Project, Series A (AGM), 5.00%, 07/01/20(f)	1,285	1,317,819
County of Sarasota Public Hospital District, Refunding RB, VRDN, Sarasota Memorial Hospital, Series B, 1.50%, 07/01/37(d)	2,530	2,530,000
Halifax Hospital Medical Center, Refunding RB, 5.00%, 06/01/20	590	603,316
Miami Beach Health Facilities Authority, Refunding RB, 5.00%, 11/15/20	150	155,478
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida Obligated Group, 5.00%, 08/15/20	2,250	2,320,785

		20,376,109

Housing — 0.1%
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 6.00%, 09/01/40	40	40,913
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 09/01/40	55	56,252

		97,165

State — 8.9%
Florida Municipal Loan Council, RB, Series D (AGM):
5.00%, 10/01/19	1,050	1,050,095
4.00%, 10/01/20	1,105	1,132,912
4.00%, 10/01/21	500	524,850

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Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Florida Municipal 2020 Term Trust (BFO) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Florida Municipal Loan Council, Refunding RB:
CAB, Series A (NPFGC), 0.00%, 04/01/20(g)	$730	$721,583
Series B-2 (GTD), 4.00%, 10/01/20	655	671,820
State of Florida Department of Environmental Protection, Refunding RB, Series A, 5.00%, 07/01/20	3,000	3,081,210

		7,182,470

Transportation — 14.1%
City of Jacksonville Florida Port Authority, Refunding RB, AMT, 4.00%, 11/01/20	865	887,602
County of Broward Florida Fuel System, RB, Lauderdale Fuel Facilities, Series A (AGM), AMT, 5.00%, 04/01/20	160	162,162
County of Broward Florida Port Facilities, RB, Refundung Series B, AMT:
5.00%, 09/01/20	830	856,095
5.00%, 09/01/20(f)	1,670	1,718,079
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/20	1,375	1,421,613
County of Miami-Dade Florida Expressway Authority, Refunding RB, Toll System, Series A, 5.00%, 07/01/20	1,500	1,537,680
County of Miami-Dade Florida Transit System Sales Surtax, Refunding RB, 5.00%, 07/01/20	550	564,790
Florida Development Finance Corp., RB, VRDN, Virgin Trains USA Passenger Rail Project, Series B, AMT, 1.90%, 01/01/49(d)(h)	3,000	3,001,767
Greater Orlando Aviation Authority, Refunding RB, Series C, 5.00%, 10/01/20	1,130	1,171,448

		11,321,236

Utilities — 18.3%
City of Fort Lauderdale Florida Water & Sewer Revenue, Refunding RB, 5.00%, 09/01/20	2,970	3,070,623
City of Gainesville Florida Utilities System Revenue, Refunding RB, VRDN, Series B, 1.42%, 10/01/42(d)	3,455	3,455,000

Security	Par (000)	Value

Utilities (continued)
City of Miami Beach Florida, RB, 5.00%, 09/01/20	$250	$258,135
City of North Miami Florida Beach Water Revenue, RB, 5.00%, 08/01/20	1,200	1,234,968
County of Miami-Dade Florida Water & Sewer System, Refunding RB, Series B (AGM), 5.25%, 10/01/19	1,500	1,500,150
Florida Governmental Utility Authority, Refunding RB (AGM):
4.00%, 10/01/20	500	513,285
Lehigh Utility, 5.00%, 10/01/20	635	658,146
Florida Municipal Power Agency, RB, 5.00%, 10/01/20	500	517,315
Orlando Florida Utilities Commission, RB, VRDN, Series 2, 1.49%, 10/01/33(d)	1,700	1,700,000
Orlando Florida Utilities Commission, Refunding RB, VRDN, Series B (TD Bank NA SBPA), 1.52%, 10/01/39(d)	1,300	1,300,000
Town of Davie Florida, Refunding RB, Nova Southeastern University Project, Series B, 5.00%, 04/01/20	530	538,692

		14,746,314

Total Municipal Bonds in Florida		72,231,751

Georgia — 0.6%

Utilities — 0.6%
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/20	500	509,920

Guam — 0.5%

Utilities — 0.5%
Guam Government Waterworks Authority, RB, 5.25%, 07/01/20	100	102,482
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/20	310	319,988

Total Municipal Bonds in Guam		422,470

Texas — 0.7%

Transportation — 0.7%
City of Houston Texas Airport System Revenue, Refunding RB, Series B-2, AMT, 5.00%, 07/15/20	500	512,530

Total Municipal Bonds — 91.5% (Cost — $74,343,264)		73,676,671

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Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Florida Municipal 2020 Term Trust (BFO) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Short-Term Securities — 8.1%

Commercial Paper — 8.0%
County of Miami-Dade Florida:
1.35%, 11/06/19	$2,000	$1,999,590
1.38%, 11/06/19	2,500	2,499,441
University of Colorado, 1.34%, 10/08/19	2,000	1,999,840

Total Commercial Paper — 8.0% (Cost — $6,500,000)		6,498,871

Security	Shares	Value

Short-Term Investment Fund — 0.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.27%(i)(j)	50,572	$50,577

Total Short-Term Investment Fund — 0.1% (Cost — $50,572)		50,577

Total Short-Term Securities — 8.1% (Cost — $6,550,572)		6,549,448

Total Investments — 99.6% (Cost — $80,893,836)		80,226,119

Other Assets Less Liabilities — 0.4%		318,352

Net Assets — 100.0%		$80,544,471

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	When-issued security.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	Zero-coupon bond.
(h)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(i)	Annualized 7-day yield as of period end.
(j)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	591,057	(540,485)	50,572	$50,577	$82,727	$(442)	$5

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

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Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Florida Municipal 2020 Term Trust (BFO)

COP	Certificates of Participation

GTD	Guaranteed

HFA	Housing Finance Agency

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bonds

SBPA	Stand-by Bond Purchase Agreements

S/F	Single-Family

VRDN	Variable Rate Demand Notes

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$72,470,234	$1,206,437	$73,676,671
Short-Term Securities(b)	50,577	6,498,871	—	6,549,448

	$50,577	$78,969,105	$1,206,437	$80,226,119

(a)	See above Schedule of Investments for values in each sector. Investments categorized as Level 2 and 3 are included in sector.
(b)	See above Schedule of Investments for values in each security type. Investments categorized as Level 1 and 2 are included in security type.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Florida Municipal 2020 Term Trust (BFO)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Corporate Bonds
Assets:
Opening Balance, as of December 31, 2018	$—
Transfers into Level 3(a)	1,697,500
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(b)	(491,063)
Purchases	—
Sales	—

Closing Balance as of September 30, 2019	$1,206,437

Net change in unrealized appreciation (depreciation) on investments held as of September 30, 2019(b)	$(491,063)

(a)

As of December 31, 2018, the Trust used observable inputs in determining the value of certain investments. As of September 30, 2019, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

5